SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Financing Costs (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred costs, net	$ 5,842	$ 4,293	$ 2,301